Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Goodwill

	2011	2012

Beginning balance	$3,918	$4,580
Goodwill acquired in acquisitions of business	458	-
Exchange rate differences	204	48
Ending balance	4,580	4,628